Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings/(Loss) per Share
Schedule of computation of basic and diluted earnings/(loss) per share

The following table sets forth the computation of basic and diluted earnings/(loss) per share for the years ended December 31 (in thousands):

	2018	2017	2016
Numerator:
Net income/(loss)	$(32,936)	$83,905	$(366,195)

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	148,719.7	109,824.3	109,801.6